Income taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income taxes [Abstract]
Schedule of the Provision for Income Taxes

The provision for income tax expense consists of the following:

	Year Ended
	December 31,	December 31,
	2013	2012
Current tax expense:
Federal	$-	$-
State and local	211,205	301,932
Foreign	165,000
Total current tax expense	376,205	301,932

Deferred tax expense (benefit):
Federal	-	-
State and local	116,690	(288,130)
Total deferred tax expense (benefit)	116,690	(288,130)

Total income tax expense	$492,895	$13,802

Schedule of Components of Income (Loss) before Income Taxes

The difference between the reported income tax expense and taxes determined by applying the applicable U.S. federal statutory income tax rate to (loss) income before taxes from continuing operations is reconciled as follows:

	Year ended
	December 31,	December 31,
	2013	2012
Income (loss) from continuing operations before
Provision for income taxes
Domestic	$(17,082,577)	$7,553,949
Foreign	1,101,614	(307,382)
Total	$ (15,980,963)	$7,246,567

Schedule of the Reconciliation Between the Effective Tax Rate and the Statutory Tax Rate
	Year ended
	December 31,		December 31,
	2013		2012
Income tax expense at federal statutory rate	$(5,433,527)	34.0%	$-
State and local taxes - current	139,395	(0.9)%	301,932	4.2%
State and local taxes - deferred	(1,818,068)	11.4%	(176,755)	(2.4)%
Transaction costs	923,179	(5.8)%	-
Nondeductible control premium	1,700,000	(10.6)%	-
Goodwill	(3,018,444)	18.9%	-
Deferred tax from rate change from LLC to C corporation	(2,104,370)	13.2%	-
Change in valuation allowance	10,249,612	(64.1)%	(111,375)	(1.6)%
Other items, net	(144,882)	0.8%	-
Total income tax expense	$492,895	(3.1)%	$13,802	0.2%

Schedule of the Components of Deferred Tax Assets and Liabilities

Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. Significant components of deferred tax assets and liabilities are presented below:

	Year ended
	December 31,	December 31,
	2013	2012
Deferred tax assets:
State and local net operating loss carryforwards	$1,042	$76,918
Deferred rent liabilities	787,362	169,183
Lease incentives	34,893	36,868
Depreciation and amortization	1,454,206	66,413
Stock compensation	23,329	-
FICA tip credit carryforward	126,010	-
Net operating loss	4,427	-
Goodwill	3,687,236	-
Derivative expense	4,239,900	-
Restricted stock grant	123,900	-

Total deferred tax assets	10,482,305	349,382

Valuation allowance	(10,249,612)	-

Net deferred tax assets	$232,693	$349,382